Investments in associates and joint ventures (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity-accounted method
Balance at beginning of period	R$ 2,271,731	R$ 2,013,365
Equity (iv)		332,114
Equity in earnings	21,104	(66,466)
Other comprehensive income		(7,282)
Goodwill		0
Balance at end of period	3,108,660	2,271,731	R$ 2,013,365
Measured at fair value
Balance at beginning of period	2,271,731	2,013,365
Balance at end of period	3,108,660	2,271,731	2,013,365
Balance at beginning of period	2,271,731	2,013,365
Equity (iv)	268,015
Equity in earnings	21,104	(66,466)
Other comprehensive income	10,139
Goodwill	537,671
Balance at end of period	3,108,660	2,271,731	2,013,365
Share of profit or (loss) in joint ventures and associates	73,507	(12,165)	(7,710)
Du Agro Holdings S.A.
Equity-accounted method
Balance at beginning of period	0	1,197
Equity (iv)		69
Other comprehensive income		(31)
Goodwill		0
Balance at end of period		0	1,197
Measured at fair value
Balance at beginning of period	0	1,197
Balance at end of period		0	1,197
Balance at beginning of period	0	1,197
Balance at end of period		0	1,197
Share of profit or (loss) in joint ventures and associates		(1,235)
Wealth High Governance Holding De Participações S.A., O Primo Rico Mídia, Educacional e Participações Ltda. and NK112 Empreendimentos e Participações S.A.
Equity-accounted method
Balance at beginning of period	748,306	790,744
Equity (iv)	288,333	(24,257)
Other comprehensive income	10,139	(7,251)
Goodwill	537,671	0
Balance at end of period	1,657,956	748,306	790,744
Measured at fair value
Balance at beginning of period	748,306	790,744
Balance at end of period	1,657,956	748,306	790,744
Balance at beginning of period	748,306	790,744
Balance at end of period	1,657,956	748,306	790,744
Share of profit or (loss) in joint ventures and associates	R$ 73,507	R$ (10,930)
Wealth High Governance Holding de Participações S.A.
Disclosure of associates [line items]
Proportion of ownership interest in associate	49.90%	49.90%
O Primo Rico Mídia, Educacional e Participações Ltda.
Disclosure of associates [line items]
Proportion of ownership interest in associate	21.83%	2926.00%
NK112 Empreendimentos e Participações S.A.
Disclosure of associates [line items]
Proportion of ownership interest in associate	49.90%
Novus Capital Gestora de Recursos Ltda
Disclosure of associates [line items]
Proportion of ownership interest in associate	2750.00%
Ctrl+e Participações Ltda
Disclosure of associates [line items]
Proportion of ownership interest in associate	3500.00%
Monte Bravo Holding JV S.A
Disclosure of associates [line items]
Proportion of ownership interest in associate	4500.00%
Blue3 S.A.
Disclosure of associates [line items]
Proportion of ownership interest in associate	4200.00%
XP FIP Managers
Equity-accounted method
Balance at beginning of period	R$ 1,523,425	R$ 1,221,424
Balance at end of period	1,450,704	1,523,425	1,221,424
Measured at fair value
Balance at beginning of period	1,523,425	1,221,424
Equity (iv)	(20,318)	356,302
Equity in earnings	(52,403)	(54,301)
Other comprehensive income	0	0
Goodwill	0	0
Balance at end of period	1,450,704	1,523,425	1,221,424
Balance at beginning of period	1,523,425	1,221,424
Balance at end of period	R$ 1,450,704	R$ 1,523,425	R$ 1,221,424